Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS SERIES TRUST III
Central Index Key	0000225604
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	May 31, 2013
MFS® High Income Fund | A
Risk/Return:
Trading Symbol	MHITX
MFS® High Income Fund | R4
Risk/Return:
Trading Symbol	MHIJX
MFS® High Income Fund | 529A
Risk/Return:
Trading Symbol	EAHIX
MFS® High Income Fund | 529B
Risk/Return:
Trading Symbol	EMHBX
MFS® High Income Fund | 529C
Risk/Return:
Trading Symbol	EMHCX
MFS® High Income Fund | B
Risk/Return:
Trading Symbol	MHIBX
MFS® High Income Fund | C
Risk/Return:
Trading Symbol	MHICX
MFS® High Income Fund | I
Risk/Return:
Trading Symbol	MHIIX
MFS® High Income Fund | R1
Risk/Return:
Trading Symbol	MHIGX
MFS® High Income Fund | R2
Risk/Return:
Trading Symbol	MIHRX
MFS® High Income Fund | R3
Risk/Return:
Trading Symbol	MHIHX
MFS® High Income Fund | R5
Risk/Return:
Trading Symbol	MHIKX